PROPERTY PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY PLANT AND EQUIPMENT
NOTE 6   -      PROPERTY PLANT AND EQUIPMENT

Composition:

		Machinery		Computers
	Land and	and	Motor	and	Office
	Building	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance -January 1, 2016	54,411	4,279	11,660	4,382	1,309	76,041
Changes during 2016:
Additions	66	240	1,353	202	54	1,915
Dispositions	-	(131)	(621)	-	-	(752)

Balance - December 31, 2016	54,477	4,388	12,392	4,584	1,363	77,204
Changes during 2017:
Additions	10	705	1,419	196	320	2,650
Dispositions	-	-	(1,256)	-	-	(1,256)

Balance - December 31, 2017	54,487	5,093	12,555	4,780	1,683	78,598

Accumulated depreciation:
Balance - January 1, 2016	15,378	1,979	10,329	3,382	807	31,875
Changes during 2016:
Additions	1,660	922	874	267	37	3,760
Dispositions	-	(51)	(621)	-	-	(672)
Balance - December 31, 2016	17,038	2,850	10,582	3,649	844	34,963
Changes during 2017:
Additions	1,663	894	821	260	44	3,682
Dispositions	-	-	(1,256)	-	-	(1,256)
Balance - December 31, 2017	18,701	3,744	10,147	3,909	888	37,389

Net book value:
December 31, 2017	35,786	1,349	2,408	871	795	41,209

December 31, 2016	37,439	1,538	1,810	935	519	42,241

Net book value (Dollars in thousands):
December 31, 2017	10,322	389	695	251	229	11,886

December 31, 2016	9,737	400	471	243	135	10,986